UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2006

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Aerospace & Defense — 3.0%
140,400	Lockheed Martin Corp.	$12,699,180
415,800	Northrop Grumman Corp.	27,829,494
163,100	Raytheon Co.	8,324,624

		48,853,298

Air Freight & Couriers — 0.3%
93,700	Ryder System, Inc.	4,888,329

Auto Components — 0.1%
28,000	Autoliv, Inc.	1,641,080

Banks — 10.8%
1,263,248	Bank of America Corp.	68,025,905
97,700	Hudson City Bancorp, Inc.	1,296,479
109,700	North Fork Bancorp, Inc.	3,079,279
182,500	Regions Financial Corp.	6,688,625
30,900	SunTrust Banks, Inc.	2,522,985
1,089,900	U.S. Bancorp	36,664,236
218,600	UnionBanCal Corp.	12,582,616
1,313,400	Wells Fargo & Co.	46,284,216

		177,144,341

Chemicals — 1.6%
53,500	Albemarle Corp.	3,731,090
91,800	Ashland, Inc.	6,206,598
25,800	Eastman Chemical Co.	1,532,004
87,600	Hercules, Inc.*	1,631,988
33,500	International Flavors & Fragrances, Inc.	1,578,185
210,082	Monsanto Co.	10,098,642
32,400	The Lubrizol Corp.	1,533,816

		26,312,323

Commercial Services & Supplies — 0.6%
136,400	Manpower, Inc.	9,684,400

Communications Equipment — 1.5%
922,600	Cisco Systems, Inc.*	24,799,488

Computers & Peripherals — 2.1%
864,850	Hewlett-Packard Co.	34,126,981

Containers & Packaging — 0.4%
198,100	Pactiv Corp.*	6,824,545

Diversified Financials — 11.9%
258,500	AmeriCredit Corp.*(a)	6,061,825
485,800	Ameriprise Financial, Inc.	26,281,780
628,900	Citigroup, Inc.	31,187,151
732,267	Countrywide Financial Corp.	29,085,645
1,298,400	J.P. Morgan Chase & Co.	60,089,952
183,600	Janus Capital Group, Inc.	3,719,736
249,900	Moody’s Corp.	17,363,052
61,000	Nuveen Investments, Inc.	3,026,820
190,100	Principal Financial, Inc.	10,978,275
107,858	SEI Investments Co.	6,276,257

		194,070,493

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — 4.4%
788,780	AT&T, Inc.(a)	$26,747,530
409,400	BellSouth Corp.	18,255,146
287,500	CenturyTel, Inc.	12,233,125
81,532	Embarq Corp.	4,194,821
504,900	Sprint Nextel Corp.	9,850,599

		71,281,221

Electric Utilities — 5.0%
465,300	AES Corp.*	10,874,061
229,500	FirstEnergy Corp.	13,733,280
39,300	OGE Energy Corp.	1,541,346
633,600	PG&E Corp.	29,101,248
50,000	Pinnacle West Capital Corp.	2,467,000
246,393	Reliant Energy, Inc.*	3,306,594
368,900	TXU Corp.	21,171,171

		82,194,700

Electrical Equipment — 0.3%
81,900	Energizer Holdings, Inc.*	5,412,771

Food & Drug Retailing — 1.3%
55,100	Ruddick Corp.	1,536,188
664,600	Safeway, Inc.	20,476,326

		22,012,514

Food Products — 3.0%
771,800	Archer-Daniels-Midland Co.	27,090,180
43,600	Corn Products International, Inc.	1,583,552
291,400	Dean Foods Co.*	12,477,748
105,200	Kraft Foods, Inc.	3,687,260
256,392	Tyson Foods, Inc.	4,074,069

		48,912,809

Healthcare Equipment & Supplies — 0.3%
143,400	Applera Corp. — Applied Biosystems Group	5,225,496

Healthcare Providers & Services — 1.7%
341,100	AmerisourceBergen Corp.	15,687,189
217,600	Humana, Inc.*	11,772,160

		27,459,349

Hotels, Restaurants & Leisure — 0.6%
45,300	Bob Evans Farms, Inc.	1,538,841
58,900	Marriott International, Inc.	2,659,335
194,500	Wendy’s International, Inc.	6,334,865

		10,533,041

Household Durables — 0.1%
60,400	American Greetings Corp.	1,438,124

Household Products — 0.8%
197,000	Procter & Gamble Co.	12,369,630

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 1.2%
573,100	General Electric Co.	$20,218,968

Insurance — 8.3%
239,000	AMBAC Financial Group, Inc.	20,467,960
75,400	American International Group, Inc.	5,302,128
146,900	CNA Financial Corp.*	5,655,650
41,400	First American Corp.	1,598,454
653,300	Genworth Financial, Inc.	21,428,240
63,000	Lincoln National Corp.	4,006,170
710,000	Loews Corp.	28,343,200
212,848	MBIA, Inc.	14,824,863
46,400	Nationwide Financial Services, Inc.	2,412,800
206,300	Old Republic International Corp.	4,652,065
257,495	Radian Group, Inc.	13,701,309
137,100	Safeco Corp.	8,304,147
117,500	The PMI Group, Inc.	5,088,925

		135,785,911

IT Consulting & Services — 0.6%
203,149	Computer Sciences Corp.*	10,604,378

Leisure Equipment & Products — 0.1%
74,938	Marvel Entertainment, Inc.*	2,105,758

Marine — 0.3%
76,601	Overseas Shipholding Group, Inc.	4,409,153

Media — 6.4%
716,177	CBS Corp. Class B	21,306,266
158,800	Comcast Corp.*	6,425,048
58,200	Liberty Media Corp. – Capital*	5,116,944
71,300	News Corp.	1,468,780
51,500	Scholastic Corp.*	1,715,980
357,800	The DIRECTV Group, Inc.*	8,139,950
281,500	The McGraw-Hill Companies, Inc.	18,761,975
2,084,100	Time Warner, Inc.	41,973,774

		104,908,717

Metals & Mining — 0.4%
108,800	Nucor Corp.	6,511,680

Multiline Retail — 0.2%
80,645	Dillard’s, Inc.	2,868,543

Oil & Gas — 13.9%
183,600	Anadarko Petroleum Corp.	9,062,496
142,933	Chevron Corp.	10,336,915
358,150	Devon Energy Corp.	26,277,465
1,612,661	Exxon Mobil Corp.	123,868,491
291,500	Holly Corp.	15,743,915
360,300	Marathon Oil Corp.	34,005,114

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
181,000	Pioneer Natural Resources Co.	$7,882,550

		227,176,946

Personal Products — 0.1%
38,600	Estee Lauder Companies, Inc.	1,593,794

Pharmaceuticals — 6.1%
621,300	Merck & Co., Inc.	27,654,063
2,604,700	Pfizer, Inc.	71,603,203

		99,257,266

Real Estate — 3.6%
640,300	Equity Office Properties Trust (REIT)	30,862,460
292,400	HRPT Properties Trust	3,675,468
139,500	iStar Financial, Inc. (REIT)	6,527,205
93,400	Kimco Realty Corp. (REIT)	4,331,892
192,000	New Century Financial Corp. (REIT)(a)	6,923,520
42,500	SL Green Realty Corp.	5,747,700

		58,068,245

Road & Rail — 0.4%
143,000	Norfolk Southern Corp.	7,042,750

Software — 0.3%
175,800	Synopsys, Inc.*	4,491,690

Software & Services — 0.3%
112,200	IAC/InterActiveCorp*	4,094,178

Specialty Retail — 1.1%
268,400	AutoNation, Inc.*	5,531,724
232,708	Circuit City Stores, Inc.	5,808,391
142,238	Office Depot, Inc.*	5,385,131
58,800	United Rentals, Inc.*	1,473,528

		18,198,774

Textiles & Apparel — 0.4%
218,338	Jones Apparel Group, Inc.	7,336,157

Tobacco — 1.3%
369,100	UST, Inc.	20,662,218

Wireless Telecommunication Services — 1.1%
84,700	Leap Wireless International, Inc.*	4,806,725
178,100	Telephone & Data Systems, Inc.	9,200,646
63,700	United States Cellular Corp.*	4,288,284

		18,295,655

TOTAL COMMON STOCKS		$1,568,815,714

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.4%
Joint Repurchase Agreement Account II
$54,800,000	5.310%	12/01/2006	$54,800,000
Maturity Value: $54,808,083

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,623,615,714

Shares	Description	Value
Securities Lending Collateral — 1.5%
24,621,250	Boston Global Investment Trust — Enhanced Portfolio	$24,621,250

TOTAL INVESTMENTS — 100.8%		$1,648,236,964

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(12,900,519)

NET ASSETS — 100.0%		$1,635,336,445

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	862	December 2006	$60,464,990	$217,809

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,482,689,717

Gross unrealized gain	176,268,804
Gross unrealized loss	(10,721,557)

Net unrealized security gain	$ 165,547,247

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Aerospace & Defense — 4.0%
181,500	Lockheed Martin Corp.	$16,416,675
415,200	Northrop Grumman Corp.	27,789,336
331,400	Raytheon Co.	16,914,656
56,673	The Boeing Co.	5,017,261

		66,137,928

Air Freight & Couriers — 0.2%
14,000	FedEx Corp.	1,616,020
34,700	Ryder System, Inc.	1,810,299

		3,426,319

Banks — 7.2%
965,349	Bank of America Corp.	51,984,044
324,944	Hudson City Bancorp, Inc.	4,312,007
65,700	North Fork Bancorp, Inc.	1,844,199
132,900	Regions Financial Corp.	4,870,785
467,475	U.S. Bancorp(a)	15,725,859
1,119,163	Wells Fargo & Co.	39,439,304

		118,176,198

Beverages — 0.5%
80,400	Coca-Cola Enterprises, Inc.	1,644,180
146,800	The Coca-Cola Co.	6,874,644

		8,518,824

Biotechnology — 2.1%
406,555	Amgen, Inc.*	28,865,405
113,072	Celgene Corp.*	6,301,503

		35,166,908

Chemicals — 1.2%
84,565	Ashland, Inc.	5,717,440
297,052	Monsanto Co.	14,279,289

		19,996,729

Commercial Services & Supplies — 1.3%
202,484	Manpower, Inc.	14,376,364
174,486	Waste Management, Inc.	6,387,932

		20,764,296

Communications Equipment — 3.1%
1,748,048	Cisco Systems, Inc.*	46,987,530
110,367	Motorola, Inc.	2,446,837
61,500	Polycom, Inc.*	1,773,660

		51,208,027

Computers & Peripherals — 2.8%
992,600	Hewlett-Packard Co.	39,167,996
102,100	Lexmark International, Inc.*	7,042,858

		46,210,854

Diversified Financials — 7.4%
143,500	AmeriCredit Corp.*(a)	3,365,075
46,700	Ameriprise Financial, Inc.	2,526,470

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
129,170	Citigroup, Inc.	$6,405,540
491,252	Countrywide Financial Corp.	19,512,530
985,512	J.P. Morgan Chase & Co.	45,609,495
332,099	Merrill Lynch & Co., Inc.	29,035,416
154,500	Moody’s Corp.	10,734,660
70,100	SEI Investments Co.	4,079,119

		121,268,305

Diversified Telecommunication Services — 2.8%
476,800	AT&T, Inc.	16,168,288
238,200	BellSouth Corp.	10,621,338
194,300	CenturyTel, Inc.	8,267,465
62,163	Embarq Corp.	3,198,287
358,230	Sprint Nextel Corp.	6,989,067

		45,244,445

Electric Utilities — 3.4%
64,000	FirstEnergy Corp.	3,829,760
560,948	PG&E Corp.	25,764,342
465,301	TXU Corp.	26,703,624

		56,297,726

Electrical Equipment — 0.5%
116,100	Energizer Holdings, Inc.*	7,673,049

Electronic Equipment & Instruments — 0.2%
79,600	Ingram Micro, Inc.*	1,622,248
35,552	Thermo Fisher Scientific, Inc.*	1,558,244

		3,180,492

Energy Equipment & Services — 0.2%
23,200	Baker Hughes, Inc.	1,703,576
25,600	Tidewater, Inc.	1,416,448

		3,120,024

Food & Drug Retailing — 0.8%
405,700	Safeway, Inc.	12,499,617

Food Products — 2.7%
750,451	Archer-Daniels-Midland Co.	26,340,830
302,800	Kraft Foods, Inc.	10,613,140
442,300	Tyson Foods, Inc.	7,028,147

		43,982,117

Healthcare Equipment & Supplies — 0.8%
364,800	Applera Corp. — Applied Biosystems Group	13,293,312

Healthcare Providers & Services — 3.5%
597,069	AmerisourceBergen Corp.(a)	27,459,203
51,670	Caremark Rx, Inc.	2,443,991
374,900	Humana, Inc.*	20,282,090
137,700	McKesson Corp.	6,802,380

		56,987,664

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.3%
38,941	Darden Restaurants, Inc.	$1,563,481
137,000	Marriott International, Inc.	6,185,550
223,900	Starbucks Corp.*	7,901,431
46,300	Wendy’s International, Inc.	1,507,991
63,600	Yum! Brands, Inc.	3,891,684

		21,050,137

Household Products — 0.3%
36,263	Colgate-Palmolive Co.	2,358,908
32,669	Procter & Gamble Co.	2,051,287

		4,410,195

Industrial Conglomerates — 3.0%
1,010,420	General Electric Co.	35,647,617
194,412	Reynolds American, Inc.(a)	12,489,027
54,000	Tyco International Ltd.	1,635,660

		49,772,304

Insurance — 5.5%
166,499	AMBAC Financial Group, Inc.	14,258,974
660,100	Genworth Financial, Inc.	21,651,280
708,388	Loews Corp.	28,278,849
263,221	MBIA, Inc.	18,333,343
102,600	Radian Group, Inc.	5,459,346
30,100	The Chubb Corp.	1,557,976

		89,539,768

Internet Software & Services — 0.1%
48,000	IAC/InterActiveCorp*	1,751,520

IT Consulting & Services — 2.6%
47,500	Accenture Ltd.	1,600,750
482,018	Computer Sciences Corp.*	25,161,340
643,090	First Data Corp.	16,238,022

		43,000,112

Machinery — 0.1%
27,900	SPX Corp.	1,704,969

Media — 6.8%
782,281	CBS Corp. Class B	23,272,860
183,822	Comcast Corp.*(a)	7,437,438
18,200	Liberty Media Corp. — Capital*	1,600,144
581,154	The DIRECTV Group, Inc.*	13,221,253
98,790	The McGraw-Hill Companies, Inc.	6,584,353
666,132	The Walt Disney Co.	22,015,663
1,807,628	Time Warner, Inc.	36,405,628

		110,537,339

Metals & Mining — 0.5%
26,700	Newmont Mining Corp.	1,252,497
67,300	Nucor Corp.	4,027,905

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
49,800	United States Steel Corp.	$3,724,542

		9,004,944

Multiline Retail — 1.9%
80,400	Big Lots, Inc.*	1,793,724
255,250	Costco Wholesale Corp.	13,339,365
330,600	Wal-Mart Stores, Inc.	15,240,660

		30,373,749

Oil & Gas — 9.7%
59,104	Anadarko Petroleum Corp.	2,917,374
423,244	Devon Energy Corp.	31,053,412
1,109,721	Exxon Mobil Corp.	85,237,670
97,300	Holly Corp.	5,255,173
333,500	Marathon Oil Corp.	31,475,730
58,400	Teekay Shipping Corp.(a)	2,445,792

		158,385,151

Pharmaceuticals — 6.7%
65,800	Forest Laboratories, Inc.*	3,204,460
41,437	Johnson & Johnson	2,731,113
871,045	Merck & Co., Inc.	38,770,213
1,930,000	Pfizer, Inc.	53,055,700
259,800	Wyeth	12,543,144

		110,304,630

Real Estate — 1.0%
182,500	Equity Office Properties Trust (REIT)	8,796,500
33,800	Kimco Realty Corp. (REIT)	1,567,644
88,383	New Century Financial Corp. (REIT)(a)	3,187,091
27,000	SL Green Realty Corp.	3,651,480

		17,202,715

Road & Rail — 2.5%
752,500	CSX Corp.	26,984,650
113,100	Norfolk Southern Corp.	5,570,175
97,830	Union Pacific Corp.	8,855,572

		41,410,397

Semiconductor Equipment & Products — 3.4%
327,400	Atmel Corp.*	1,656,644
56,100	Freescale Semiconductor, Inc. Class B*	2,240,073
49,800	Lam Research Corp.*	2,619,480
637,900	Micron Technology, Inc.*	9,313,340
283,000	Novellus Systems, Inc.*	8,835,260
1,047,267	Texas Instruments, Inc.	30,946,740

		55,611,537

Software — 4.6%
93,200	Intuit, Inc.*	2,933,936
104,400	Mentor Graphics Corp.*	1,765,404
1,674,980	Microsoft Corp.	49,127,163
714,600	Oracle Corp.*	13,598,838

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
311,556	Synopsys, Inc.*	$7,960,256

		75,385,597

Specialty Retail — 3.0%
542,775	AutoNation, Inc.*	11,186,592
528,431	Circuit City Stores, Inc.	13,189,638
609,087	Office Depot, Inc.*	23,060,034
62,700	United Rentals, Inc.*	1,571,262

		49,007,526

Textiles & Apparel — 0.2%
75,602	Jones Apparel Group, Inc.	2,540,227

Tobacco — 0.7%
194,100	UST, Inc.	10,865,718

Wireless Telecommunication Services — 0.2%
46,310	United States Cellular Corp.*	3,117,589

TOTAL COMMON STOCKS		$1,618,128,958

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.1%
Joint Repurchase Agreement Account II
$17,500,000	5.310%	12/01/2006	$17,500,000
Maturity Value: $17,502,581

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,635,628,958

Shares	Description	Value
Securities Lending Collateral — 1.9%
30,472,500	Boston Global Investment Trust — Enhanced Portfolio	$30,472,500

TOTAL INVESTMENTS — 101.8%		$1,666,101,458

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(29,038,832)

NET ASSETS — 100.0%		$1,637,062,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	275	December 2006	$19,289,875	$84,719

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,462,103,952

Gross unrealized gain	215,828,290
Gross unrealized loss	(11,830,784)

Net unrealized security gain	$203,997,506

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.3%
Aerospace & Defense — 4.5%
133,300	Lockheed Martin Corp.	$12,056,985
292,600	Northrop Grumman Corp.	19,583,718
204,900	Raytheon Co.	10,458,096
69,250	The Boeing Co.	6,130,703
218,100	United Technologies Corp.	14,073,993

		62,303,495

Air Freight & Couriers — 0.3%
32,600	FedEx Corp.(a)	3,763,018

Auto Components — 0.3%
65,000	Autoliv, Inc.	3,809,650

Banks — 1.3%
496,500	Wells Fargo & Co.	17,496,660

Beverages — 1.0%
296,900	The Coca-Cola Co.	13,903,827

Biotechnology — 3.3%
489,300	Amgen, Inc.*	34,740,300
152,300	Celgene Corp.*	8,487,679
267,949	Millennium Pharmaceuticals, Inc.*	3,014,426

		46,242,405

Chemical — 1.1%
327,300	Monsanto Co.	15,733,311

Commercial Services & Supplies — 1.8%
76,800	Convergys Corp.*	1,852,416
292,600	Manpower, Inc.	20,774,600
55,700	Republic Services, Inc.	2,310,436

		24,937,452

Communications Equipment — 5.5%
1,935,000	Cisco Systems, Inc.*	52,012,800
1,005,700	Motorola, Inc.	22,296,369
76,600	Polycom, Inc.*	2,209,144

		76,518,313

Computers & Peripherals — 5.0%
819,650	Hewlett-Packard Co.	32,343,389
34,700	International Business Machines Corp.	3,189,624
255,000	Lexmark International, Inc.*	17,589,900
1,740,700	Sun Microsystems, Inc.*	9,434,594
323,600	Western Digital Corp.*	6,640,272

		69,197,779

Construction & Engineering — 0.4%
94,600	Granite Construction, Inc.	4,881,360

Containers & Packaging — 0.1%
66,200	Crown Holdings, Inc.*	1,363,720

Diversified Financials — 4.4%
193,300	AmeriCredit Corp.*(a)	4,532,885

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
153,600	Ameriprise Financial, Inc.	$8,309,760
93,000	Countrywide Financial Corp.	3,693,960
128,600	E*Trade Financial Corp.*	3,095,402
414,600	J.P. Morgan Chase & Co.	19,187,688
67,200	Janus Capital Group, Inc.	1,361,472
173,052	Moody’s Corp.	12,023,653
93,700	SEI Investments Co.	5,452,403
88,800	T. Rowe Price Group, Inc.	3,847,704

		61,504,927

Diversified Telecommunication Services — 0.5%
110,000	CenturyTel, Inc.	4,680,500
25,507	Embarq Corp.	1,312,335
77,347	Sprint Nextel Corp.	1,509,040

		7,501,875

Electric Utilities — 1.8%
71,400	PG&E Corp.	3,279,402
370,400	TXU Corp.	21,257,256

		24,536,658

Electrical Equipment — 0.5%
112,500	Energizer Holdings, Inc.*	7,435,125

Electronic Equipment & Instruments — 1.0%
62,500	Ingram Micro, Inc.*	1,273,750
254,200	Intersil Corp.	6,296,534
30,300	Tech Data Corp.*	1,267,146
101,800	Waters Corp.*	5,094,072

		13,931,502

Energy Equipment & Services — 0.5%
122,200	Tidewater, Inc.	6,761,326

Food & Drug Retailing — 0.9%
154,600	CVS Corp.(a)	4,447,842
246,100	Safeway, Inc.	7,582,341

		12,030,183

Food Products — 2.0%
538,900	Archer-Daniels-Midland Co.	18,915,390
67,300	ConAgra Foods, Inc.	1,729,610
48,800	General Mills, Inc.	2,730,360
98,800	Kraft Foods, Inc.	3,462,940
97,500	Tyson Foods, Inc.	1,549,275

		28,387,575

Healthcare Equipment & Supplies — 3.0%
468,500	Applera Corp. - Applied Biosystems Group	17,072,140
217,300	Becton, Dickinson and Co.	15,584,756
102,700	Dade Behring Holdings, Inc.	3,888,222
68,400	Dentsply International, Inc.	2,184,012
24,700	The Cooper Companies, Inc.	1,333,059

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Equipment & Supplies — (continued)
19,800	Zimmer Holdings, Inc.*	$1,444,608

		41,506,797

Healthcare Providers & Services — 4.2%
439,900	AmerisourceBergen Corp.	20,231,001
73,100	Caremark Rx, Inc.	3,457,630
150,600	Express Scripts, Inc.*	10,270,920
329,800	Humana, Inc.*	17,842,180
125,800	McKesson Corp.	6,214,520

		58,016,251

Hotels, Restaurants & Leisure — 4.0%
137,800	Darden Restaurants, Inc.	5,532,670
546,306	Marriott International, Inc.	24,665,716
324,200	Starbucks Corp.*	11,441,018
115,400	Wendy’s International, Inc.	3,758,578
167,200	Yum! Brands, Inc.	10,230,968

		55,628,950

Household Products — 0.1%
20,200	Colgate-Palmolive Co.	1,314,010

Industrial Conglomerates — 2.0%
555,000	General Electric Co.	19,580,400
20,300	Reynolds American, Inc.	1,304,072
57,700	Textron, Inc.	5,622,865
47,400	Tyco International Ltd.	1,435,746

		27,943,083

Insurance — 2.4%
39,700	AMBAC Financial Group, Inc.	3,399,908
411,200	Loews Corp.	16,415,104
163,048	MBIA, Inc.	11,356,293
17,200	Radian Group, Inc.	915,212
34,700	W.R. Berkley Corp.	1,218,317

		33,304,834

Internet Software & Services — 1.3%
27,175	Google, Inc.*	13,177,701
84,300	IAC/InterActiveCorp*	3,076,107
68,500	VeriSign, Inc.*	1,788,535

		18,042,343

IT Consulting & Services — 2.3%
246,250	Computer Sciences Corp.*	12,854,250
729,400	First Data Corp.	18,417,350

		31,271,600

Machinery — 1.5%
303,900	AGCO Corp.*	9,490,797
48,500	Caterpillar, Inc.	3,008,455
75,400	Terex Corp.*	4,223,908
125,400	Timken Co.	3,729,396

		20,452,556

Shares	Description	Value
Common Stocks — (continued)
Marine — 0.1%
25,900	Overseas Shipholding Group, Inc.	$1,490,804

Media — 5.6%
468,059	CBS Corp. Class B	13,924,755
96,500	Clear Channel Communications, Inc.	3,392,940
113,600	Comcast Corp.*	4,596,256
28,900	Liberty Media Corp. - Capital*	2,540,888
228,000	The DIRECTV Group, Inc.*	5,187,000
232,900	The McGraw-Hill Companies, Inc.	15,522,785
327,400	The Walt Disney Co.	10,820,570
1,035,800	Time Warner, Inc.	20,861,012

		76,846,206

Metals & Mining — 0.3%
45,600	Newmont Mining Corp.	2,139,096
27,900	Southern Copper Corp.(a)	1,526,409

		3,665,505

Multiline Retail — 2.5%
170,000	Costco Wholesale Corp.	8,884,200
116,100	Dillard’s, Inc.	4,129,677
461,600	Wal-Mart Stores, Inc.	21,279,760

		34,293,637

Oil & Gas — 2.7%
292,000	Devon Energy Corp.	21,424,040
204,000	Exxon Mobil Corp.	15,669,240

		37,093,280

Pharmaceuticals — 7.1%
346,400	Forest Laboratories, Inc.*	16,869,680
431,100	Johnson & Johnson	28,413,801
182,600	King Pharmaceuticals, Inc.*	3,018,378
465,500	Merck & Co., Inc.	20,719,405
713,600	Pfizer, Inc.	19,616,864
189,100	Wyeth	9,129,748

		97,767,876

Real Estate — 1.1%
58,600	Jones Lang LaSalle, Inc.	5,332,600
69,900	New Century Financial Corp. (REIT)(a)	2,520,594
51,600	SL Green Realty Corp.	6,978,384

		14,831,578

Road & Rail — 2.3%
610,500	CSX Corp.	21,892,530
76,000	Norfolk Southern Corp.	3,743,000
66,400	Union Pacific Corp.	6,010,528

		31,646,058

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductor Equipment & Products — 5.9%
36,800	Freescale Semiconductor, Inc. Class B*	$1,469,424
96,950	Intel Corp.	2,069,883
278,400	Lam Research Corp.*	14,643,840
1,444,400	Micron Technology, Inc.*	21,088,240
500,800	Novellus Systems, Inc.*	15,634,976
915,600	Texas Instruments, Inc.	27,055,980

		81,962,343

Software — 6.2%
572,800	Cadence Design Systems, Inc.*	10,528,064
220,300	Intuit, Inc.*	6,935,044
91,200	Mentor Graphics Corp.*	1,542,192
2,141,500	Microsoft Corp.	62,810,195
63,800	Oracle Corp.*	1,214,114
133,400	Synopsys, Inc.*	3,408,370

		86,437,979

Specialty Retail — 4.0%
356,300	American Eagle Outfitters, Inc.(a)	16,097,634
241,200	AutoNation, Inc.*	4,971,132
469,623	Circuit City Stores, Inc.	11,721,790
501,100	Office Depot, Inc.*	18,971,646
121,000	United Rentals, Inc.*	3,032,260

		54,794,462

Textiles & Apparel — 0.2%
75,700	Jones Apparel Group, Inc.	2,543,520

Tobacco — 1.2%
18,600	Altria Group, Inc.	1,566,306
273,700	UST, Inc.	15,321,726

		16,888,032

Wireless Telecommunication Services — 0.1%
27,900	Leap Wireless International, Inc.*	1,583,325
9,400	Telephone & Data Systems, Inc. Special Shares	452,610

		2,035,935

TOTAL COMMON STOCKS		$1,332,017,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.8%
Joint Repurchase Agreement Account II
$38,500,000	5.310%	12/01/2006	$38,500,000
Maturity Value: $38,505,679

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,370,517,800

Shares	Description	Value
Securities Lending Collateral — 1.5%
21,395,325	Boston Global Investment Trust — Enhanced Portfolio	$21,395,325

TOTAL INVESTMENTS — 100.6%		$1,391,913,125

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(8,320,910)

NET ASSETS — 100.0%		$1,383,592,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	683	December 2006	$47,909,035	$183,679

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,288,697,199

Gross unrealized gain	120,193,592
Gross unrealized loss	(16,977,666)

Net unrealized security gain	$103,215,926

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Aerospace & Defense — 1.9%
57,495	Kaman Corp.	$1,329,284
28,900	Ladish Co., Inc.*	975,086
128,450	Triumph Group, Inc.	6,815,557
182,550	United Industrial Corp.(a)	8,924,870

		18,044,797

Air Freight & Couriers — 0.1%
16,500	Ryder System, Inc.	860,805

Auto Components — 0.2%
33,500	Autoliv, Inc.	1,963,435

Banks — 7.2%
956	BancTrust Financial Group, Inc.	23,145
22,400	Bank of the Ozarks, Inc.(a)	733,600
34,933	BankUnited Financial Corp.	890,791
56,200	Brookline Bancorp, Inc.	758,700
197,206	Cascade Bancorp.(a)	5,965,489
117,331	Cathay General Bancorp.	4,031,493
28,800	Central Pacific Financial Corp.	1,079,136
33,000	Chittenden Corp.	992,640
50,049	City National Corp.	3,394,323
102,800	Downey Financial Corp.(a)	7,483,840
33,650	First Charter Corp.	809,283
12,850	First Citizens BancShares, Inc.	2,564,217
50,800	First Indiana Corp.	1,261,364
12,141	First Regional Bancorp*	408,666
5,830	First South Bancorp, Inc.(a)	174,609
39,800	Greater Bay Bancorp	1,024,452
56,149	Hancock Holding Co.	3,016,324
79,717	Hanmi Financial Corp.	1,740,222
185	Horizon Financial Corp.	4,568
20,675	IBERIABANK Corp.	1,179,095
21,111	Intervest Bancshares Corp.*	736,352
69,300	Mercantile Bankshares Corp.	3,160,773
30,000	Mid-State Bancshares	1,091,100
128,800	Nara Bancorp, Inc.	2,612,064
128,410	PFF Bancorp, Inc.	4,237,530
44,298	Preferred Bank	2,523,657
27,100	PrivateBancorp, Inc.	1,086,981
58,800	Provident Financial Services, Inc.	1,069,572
87,800	Republic Bancorp, Inc.	1,199,348
2,622	Shore Bancshares, Inc.	75,750
56,500	Signature Bank*	1,817,040
51,500	Sterling Bancshares, Inc.	948,630
25,700	Sterling Financial Corp.	862,235
45,800	Summit Bancshares, Inc.	1,254,462
30,400	Susquehanna Bancshares, Inc.	840,864
18,500	Tompkins Trustco, Inc.	837,125
23,280	TriCo Bancshares	629,491
48,600	Trustmark Corp.	1,585,332
79,600	Umpqua Holdings Corp.	2,389,592
46,400	United Community Financial Corp.	578,608

Shares	Description	Value
Common Stocks — (continued)
Banks — (continued)
967	United Security Bancshares	$24,069
22,400	Wilmington Trust Corp.	930,944
126,100	Wilshire Bancorp, Inc.	2,409,771

		70,437,247

Biotechnology — 1.8%
138,752	Alkermes, Inc.*	2,106,255
145,100	Applera Corp. — Celera Genomics Group*	2,082,185
1,164,538	Millennium Pharmaceuticals, Inc.*	13,101,053

		17,289,493

Chemicals — 2.8%
60,367	A. Schulman, Inc.	1,375,764
62,328	Innospec, Inc.	2,653,926
173,098	NewMarket Corp.	10,867,093
214,800	OM Group, Inc.*	10,106,340
26,275	Penford Corp.	434,063
32,600	Spartech Corp.	975,392
26,900	Stepan Co.	815,608

		27,228,186

Commercial Services & Supplies — 5.5%
74,999	Amrep Corp.*(a)	6,575,913
109,084	Arbitron, Inc.	4,811,695
61,100	Bowne & Co., Inc.	966,602
70,400	Consolidated Graphics, Inc.*	4,118,400
87,000	Convergys Corp.*	2,098,440
42,224	CPI Corp.	1,757,363
301,100	CSG Systems International, Inc.*(a)	8,349,503
26,730	Herman Miller, Inc.	938,490
48,800	ICT Group, Inc.*	1,636,264
17,590	Lightbridge, Inc.*	232,188
117,500	PHH Corp.*	3,381,650
79,300	Pre-Paid Legal Services, Inc.*(a)	3,292,536
609,645	Spherion Corp.*	4,389,444
390	Standard Parking Corp.*	14,750
65,700	StarTek, Inc.	900,090
83,800	The Standard Register Co.	1,043,310
191,803	Volt Information Sciences, Inc.*	8,949,528
7,876	Waste Industries USA, Inc.	236,595

		53,692,761

Communications Equipment — 5.1%
88,027	Anaren, Inc.*	1,808,955
1,509,100	Brocade Communications Systems, Inc.*	13,959,175
264,100	Carrier Access Corp.*	1,650,625
76,416	DSP Group, Inc.*	1,649,821
405,474	InterDigital Communications Corp.*	12,954,894
273,100	Polycom, Inc.*	7,876,204
90,898	Symmetricom, Inc.*	797,176

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
1,041,135	UTStarcom, Inc.*(a)	$9,245,279

		49,942,129

Computers & Peripherals — 0.1%
128,005	Hypercom Corp.*	847,393

Construction & Engineering — 1.6%
245,298	EMCOR Group, Inc.*	14,636,932
18,000	Granite Construction, Inc.	928,800

		15,565,732

Containers & Packaging — 0.2%
66,900	Rock-Tenn Co.	1,685,880

Diversified Financials — 2.5%
42,300	Cash America International, Inc.	1,867,122
229,100	CBIZ, Inc.*(a)	1,603,700
14,552	Credit Acceptance Corp.*	476,869
113,532	EZCORP., Inc.*	5,304,215
152,800	First Cash Financial Services, Inc.*	3,121,704
46,100	Knight Capital Group, Inc.*	811,821
119,461	optionsXpress Holdings, Inc.	3,444,061
13,600	Piper Jaffray Cos., Inc.*	884,952
76	SWS Group, Inc.	2,460
13,600	The First Marblehead Corp.(a)	1,017,824
18,848	Waddell & Reed Financial, Inc.	469,881
114,370	World Acceptance Corp.*	5,191,254

		24,195,863

Diversified Telecommunication Services — 0.3%
100,741	CT Communications, Inc.	2,053,102
165,300	Ditech Networks, Inc.*	1,157,100

		3,210,202

Electric Utilities — 0.8%
23,900	IDACORP, Inc.	955,761
25,200	NorthWestern Corp.	901,152
39,700	OGE Energy Corp.	1,557,034
256,817	Reliant Energy, Inc.*	3,446,484
20,446	UIL Holdings Corp.	878,565

		7,738,996

Electrical Equipment — 3.4%
88,687	A.O. Smith Corp.	3,174,108
369,068	Belden CDT, Inc.	14,692,597
124,434	Encore Wire Corp.*(a)	3,068,543
171,500	General Cable Corp.*	7,288,750
104,256	Superior Essex, Inc.*	3,690,662
31,800	Woodward Governor Co.	1,214,442

		33,129,102

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment & Instruments — 1.0%
74,100	Coherent, Inc.*(a)	$2,394,171
287,150	Exar Corp.*	3,896,625
38,000	Greatbatch, Inc.*	988,380
152,100	Sirenza Microdevices, Inc.*(a)	1,352,169
20,800	Tech Data Corp.*	869,856

		9,501,201

Energy Equipment & Services — 1.0%
87,300	Input/Output, Inc.*(a)	947,205
30,100	Trico Marine Services, Inc.*	1,094,135
88,550	Universal Compression Holdings, Inc.*	5,574,222
21,451	Veritas DGC, Inc.*	1,676,825

		9,292,387

Food & Drug Retailing — 1.9%
38,422	Ingles Markets, Inc.	1,143,823
141,481	Longs Drug Stores Corp.	5,813,454
143,709	Performance Food Group Co.*	3,888,766
76,341	Spartan Stores, Inc.	1,605,451
456,000	Terra Industries, Inc.*(a)	4,719,600
56,400	The Great Atlantic & Pacific Tea Co., Inc.	1,483,320

		18,654,414

Food Products — 1.7%
25,000	Delta & Pine Land Co.*	1,013,750
86,437	Imperial Sugar Co.(a)	1,991,508
148,871	MGP Ingredients, Inc.(a)	3,246,877
18,700	Ralcorp Holdings, Inc.*	947,155
816	Seaboard Corp.	1,369,248
53,600	Sensient Technologies Corp.	1,277,288
141,525	USANA Health Sciences, Inc.*(a)	6,846,979

		16,692,805

Gas Utilities — 0.1%
15,000	ONEOK, Inc.	648,600

Health Care Equipment & Supplies — 4.5%
73,000	Bio-Rad Laboratories, Inc.*	5,763,350
188,134	Illumina, Inc.*	7,248,803
535,775	Immucor, Inc.*	14,412,347
74,300	Molecular Devices Corp.*	1,568,473
172,900	Noven Pharmaceuticals, Inc.*	4,099,459
63,587	Palomar Medical Technologies, Inc.*(a)	3,176,171
4,465	SurModics, Inc.*(a)	150,828
131,600	Viasys Healthcare, Inc.*	3,712,436
19,400	West Pharmaceutical Services, Inc.	952,540

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
62,100	Zoll Medical Corp.*	$3,220,506

		44,304,913

Health Care Providers & Services — 4.5%
450,300	AMERIGROUP Corp.*	15,395,757
64,422	CorVel Corp.*	3,688,804
93,500	Genesis HealthCare Corp.*	4,329,050
45,200	Magellan Health Services, Inc.*	1,987,896
45,800	Medcath Corp.*	1,185,304
313,849	Molina Healthcare, Inc.*	10,667,727
78,600	PSS World Medical, Inc.*	1,645,884
117,900	Stewart Enterprises, Inc.	754,560
17,800	Universal Health Services, Inc.	982,738
48,300	WellCare Health Plans, Inc.*	3,118,731

		43,756,451

Hotels, Restaurants & Leisure — 4.7%
99,200	Bob Evans Farms, Inc.	3,369,824
85,567	CEC Entertainment, Inc.*	3,406,422
101,100	Choice Hotels International, Inc.	4,610,160
261,417	Jack in the Box, Inc.*	16,074,531
66,800	Landry’s Restaurants, Inc.	1,887,100
86,667	Live Nation, Inc.*	1,858,140
79,538	Lone Star Steakhouse & Saloon, Inc.	2,190,477
110,000	O’Charley’s, Inc.*	2,211,000
324,237	Papa John’s International, Inc.*	10,051,347
4,204	The Marcus Corp.	106,992

		45,765,993

Household Durables — 1.4%
277,000	American Greetings Corp.(a)	6,595,370
39,300	Blyth, Inc.	999,006
106,000	Furniture Brands International, Inc.(a)	1,825,320
136,767	Kimball International, Inc. Class B	3,281,040
49,100	Tempur-Pedic International, Inc.*(a)	1,035,028

		13,735,764

Insurance — 2.5%
49,600	Argonaut Group, Inc.*	1,680,448
25,881	FBL Financial Group, Inc.	1,019,712
99,700	LandAmerica Financial Group, Inc.(a)	6,092,667
9,059	Meadowbrook Insurance Group. Inc.*	88,325
50,300	Odyssey Re Holdings Corp.(a)	1,774,081
11,052	Reinsurance Group of America, Inc.	609,739

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
20,498	Seabright Insurance Holdings*	$326,943
160,452	Stewart Information Services Corp.	6,267,255
98,300	The PMI Group, Inc.	4,257,373
80,200	Tower Group, Inc.	2,641,788

		24,758,331

Internet Software & Services — 4.3%
42,300	Altiris, Inc.*	1,048,617
281,450	Digital Insight Corp.*	10,740,132
99,800	Digital River, Inc.*	5,879,218
98,600	InfoSpace, Inc.*	1,937,490
92,137	Interwoven, Inc.*	1,305,581
1,054,366	RealNetworks, Inc.*	12,125,209
310,904	SonicWALL, Inc.*	3,124,585
207,600	TheStreet.com, Inc.	2,030,328
304,800	United Online, Inc.	4,093,464

		42,284,624

IT Consulting & Services — 0.3%
152,100	Agilysys, Inc.	2,330,172
34,000	SYNNEX Corp.*	772,140

		3,102,312

Leisure Equipment & Products — 1.1%
391,700	Marvel Entertainment, Inc.*	11,006,770

Machinery — 1.5%
39,300	EnPro Industries, Inc.*	1,370,784
9,915	Insteel Industries, Inc.	190,765
58,800	NACCO Industries, Inc.	8,770,020
76,100	SPX Corp.	4,650,471

		14,982,040

Media — 0.8%
140,600	Catalina Marketing Corp.	3,440,482
39,800	LodgeNet Entertainment Corp.*	941,270
115,100	Scholastic Corp.*	3,835,132

		8,216,884

Metals & Mining — 1.3%
331,300	Ryerson Tull, Inc.(a)	7,374,738
323,500	USEC, Inc.*	4,030,810
76,000	Wheeling-Pittsburgh Corp.*	1,336,080

		12,741,628

Multi-Utilities — 0.8%
235,023	Avista Corp.	6,329,169
36,500	Westar Energy, Inc.	970,535

		7,299,704

Multiline Retail — 1.2%
290,700	Big Lots, Inc.*	6,485,517
137,245	Dillard’s, Inc.	4,881,805

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — (continued)
27,544	Retail Ventures, Inc.*(a)	$524,162

		11,891,484

Office Electronics — 1.5%
930,581	IKON Office Solutions, Inc.	15,047,495

Oil & Gas — 2.9%
257,401	Holly Corp.	13,902,228
287,963	Swift Energy Co.*	14,717,789

		28,620,017

Paper & Forest Products — 0.1%
77,900	Buckeye Technologies, Inc.*	914,546

Personal Products — 0.8%
200,258	NBTY, Inc.*	7,279,378

Pharmaceuticals — 1.3%
126,450	Alpharma, Inc.	2,769,255
38,474	Caraco Pharmaceutical Laboratories Ltd.*	466,305
46,907	Combinatorx, Inc.*	425,447
479,016	King Pharmaceuticals, Inc.*	7,918,134
119,521	Pain Therapeutics, Inc.*(a)	1,023,100

		12,602,241

Real Estate — 8.3%
416,777	American Home Mortgage Investment Corp.(a)	14,741,402
400,194	Anthracite Capital, Inc.	5,070,458
47,300	Crystal River Capital, Inc.(a)	1,086,481
61,600	Entertainment Properties Trust	3,739,120
183,350	FelCor Lodging Trust, Inc.	4,035,534
423,700	HRPT Properties Trust	5,325,909
166,626	Jer Investors Trust, Inc.	3,297,529
105,074	Jones Lang LaSalle, Inc.	9,561,734
106,791	Medical Properties Trust, Inc.	1,585,846
120,450	National Health Investors, Inc.	4,035,075
235,995	New Century Financial Corp. (REIT)(a)	8,509,980
62,519	Newkirk Realty Trust, Inc.	1,097,208
224,200	NorthStar Realty Finance Corp.	3,558,054
18,225	PS Business Parks, Inc.	1,298,531
107,000	RAIT Investment Trust (REIT)	3,566,310
323,350	Senior Housing Properties Trust	7,074,898
234,900	Spirit Finance Corp. (REIT)	2,868,129
48,539	Winston Hotels, Inc.	659,160

		81,111,358

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 1.1%
158,500	Dollar Thrifty Automotive Group, Inc.*	$6,747,345
105,650	Saia, Inc.*	2,619,063
75,064	U. S. Xpress Enterprises, Inc.*	1,308,366

		10,674,774

Semiconductor Equipment & Products — 2.7%
2,150,046	Atmel Corp.*	10,879,233
724,128	Cirrus Logic, Inc.*	5,047,172
588,452	MPS Group, Inc.*	8,820,895
79,700	Silicon Image, Inc.*	1,001,829
84,900	Virage Logic Corp.*	765,798

		26,514,927

Software — 5.0%
92,903	Ansoft Corp.*	2,567,839
153,100	Blackbaud, Inc.	3,948,449
342	Captaris, Inc.*	2,497
80,349	Gerber Scientific, Inc.*	1,112,030
811,777	Mentor Graphics Corp.*	13,727,149
107,500	MicroStrategy, Inc.*(a)	12,735,525
14,480	Netscout Systems, Inc.*	113,089
38,300	Sybase, Inc.*	916,902
330,681	Synopsys, Inc.*	8,448,899
93,988	The Ultimate Software Group, Inc.*	2,266,051
215,689	TradeStation Group, Inc.*	3,146,902

		48,985,332

Specialty Retail — 3.4%
334,589	Asbury Automotive Group, Inc.	7,876,225
118,700	Charlotte Russe Holdings, Inc.*	3,581,179
83,600	Christopher & Banks Corp.	1,570,844
76,180	Dress Barn, Inc.*	1,845,080
21,800	Group 1 Automotive, Inc.	1,111,582
122,354	Gymboree Corp.*	4,869,689
80,500	Payless ShoeSource, Inc.*	2,510,795
45,300	Rush Enterprises, Inc.*	823,554
149,600	Sonic Automotive, Inc.	4,269,584
60,635	Stage Stores, Inc.	2,003,380
98,900	United Auto Group, Inc.	2,321,183

		32,783,095

Textiles & Apparel — 2.3%
59,600	Deckers Outdoor Corp.*	3,325,680
14,872	Guess?, Inc.*	924,444
264,500	Jones Apparel Group, Inc.	8,887,200
80,200	Kellwood Co.	2,506,250
88,050	Perry Ellis International, Inc.*	3,341,497
113,500	Skechers U.S.A., Inc.*	3,348,250

		22,333,321

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — 0.5%
52,800	Leap Wireless International, Inc.*	$2,996,400
85,200	USA Mobility, Inc.	2,073,768

		5,070,168

TOTAL COMMON STOCKS		$956,404,978

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.8%
Joint Repurchase Agreement Account II
$17,400,000	5.310%	12/01/2006	$17,400,000
Maturity Value: $17,402,567

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$973,804,978

Shares	Description	Value
Securities Lending Collateral — 10.4%
101,178,644	Boston Global Investment Trust — Enhanced Portfolio	$101,178,644

TOTAL INVESTMENTS — 110.2%		$1,074,983,622

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(99,790,324)

NET ASSETS — 100.0%		$975,193,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	233	December 2006	$18,348,750	$73,600

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$962,100,449

Gross unrealized gain	125,914,853
Gross unrealized loss	(13,031,680)

Net unrealized security gain	$112,883,173

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 93.8%
Austria — 1.9%
2,588	Andritz AG (Machinery)	$500,615
4,560	Flughafen Wien AG (Transportation Infrastructure)	418,296
2,191	Mayr-Melnhof Karton AG (Containers & Packaging)	397,422
143,226	Oesterreichische Elektrizitaetswirtschafts AG (Verbund)(a) (Electric Utilities)	7,194,882
257,576	Telekom Austria AG (Diversified Telecommunication Services)	6,838,309
732,529	voestalpine AG (Metals & Mining)	36,464,553

		51,814,077

Belgium — 3.5%
51,811	Bekaert NV (Electrical Equipment)	6,014,259
2,604	Cofinimmo (Real Estate)	519,970
8,761	Compagnie Maritime Belge SA (Marine)	345,214
161,369	Delhaize Group (Food & Drug Retailing)	12,868,128
253,254	Dexia (Banks)	6,923,669
1,421,443	Fortis (Diversified Financials)	58,045,766
21,015	Mobistar SA (Diversified Telecommunication Services)	1,768,147
1,039	S.A. D’ Ieteren NV (Distributors)	348,796
118,664	UCB SA (Pharmaceuticals)	7,533,390

		94,367,339

Denmark — 1.1%
3,350	Bang & Olufsen A/S Class B (Household Durables)	406,805
117,200	Carlsberg A/S Class B(a) (Beverages)	11,194,847
443,600	Danske Bank A/S (Banks)	19,369,481

		30,971,133

France — 9.7%
647,103	Air France-KLM (Airlines)	25,883,558
532,572	BNP Paribas(a) (Banks)	57,535,156
850,020	Cap Gemini SA(a) (IT Consulting & Services)	51,933,650
24,565	Casino Guichard-Perrachon SA (Food & Drug Retailing)	2,247,365
128,358	Credit Agricole SA(a) (Banks)	5,450,476
86,285	Pinault-Printemps-Redoute SA(a) (Multiline Retail)	13,198,394
370,375	Publicis Groupe(a) (Media)	14,349,911
114,246	Schneider Electric SA(a) (Electrical Equipment)	12,410,578

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
42,678	Societe BIC SA(a) (Commercial Services & Supplies)	$2,911,401
76,849	Societe Generale Series A(a) (Banks)	12,915,585
263,541	Sodexho Alliance SA (Hotels, Restaurants & Leisure)	15,470,494
402,843	STMicroelectronics NV (Semiconductor Equipment & Products)	7,290,642
1,012,640	Vivendi SA (Media)	39,055,530

		260,652,740

Germany — 14.5%
1,068,908	BASF AG(a) (Chemicals)	98,743,014
92,211	Beiersdorf AG (Personal Products)	5,445,126
58,350	Celesio AG(a) (Healthcare Providers & Services)	2,990,117
689,784	Deutsche Bank AG(a) (Banks)	88,913,555
2,272,973	Deutsche Lufthansa AG (Airlines)	56,692,914
423,942	E.ON AG (Electrical Utilities)	54,544,740
28,583	Fresenius Medical Care AG(a) (Healthcare Providers & Services)	3,841,384
43,534	Hochtief AG (Construction & Engineering)	2,922,549
133,358	Infineon Technologies AG* (Semiconductor
	Equipment & Products)	1,706,047
190,774	Merck KGaA(a) (Pharmaceuticals)	20,934,578
208,099	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	33,926,959
309,012	ThyssenKrupp AG(a) (Metals & Mining)	11,954,192
79,515	Volkswagen AG(a) (Automobiles)	8,657,829
2,111	Wincor Nixdorf AG (Computers & Peripherals)	304,247

		391,577,251

Hong Kong — 3.2%
371,000	ASM Pacific Technology Ltd. (Semiconductor Equipment & Products)	2,058,561
710,500	Boc Hong Kong Holdings Ltd. (Banks)	1,702,661
2,919,000	Cathay Pacific Airways Ltd. (Airlines)	6,898,683
526,000	Cheung Kong (Holdings) Ltd. (Real Estate)	6,204,526
1,342,000	CLP Holdings Ltd. (Electric Utilities)	8,867,692

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
25,000	Esprit Holdings Ltd. (Specialty Retail)	$258,904
1,019,000	Foxconn International Holdings Ltd.* (Wireless
	Telecommunication Services)	3,067,184
366,000	Giordano International Ltd. (Specialty Retail)	185,493
11,700	Hang Seng Bank Ltd. (Banks)	156,235
1,200,000	Henderson Land Development Co. Ltd. (Real Estate)	6,665,869
775,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	3,656,505
817,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	7,169,348
682,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	6,407,604
169,000	Kerry Properties Ltd. (Real Estate)	673,026
91,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	369,419
522,000	Li & Fung Ltd. (Distributors)	1,505,240
918,000	Link REIT (Real Estate)	1,892,251
2,631,000	New World Development Co., Ltd. (Real Estate)	4,830,301
78,000	Orient Overseas International Ltd. (Marine)	492,059
272,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	699,134
484,000	Swire Pacific Ltd. Series A (Diversified Financials)	5,092,749
455,000	Television Broadcasts Ltd. (Media)	2,602,644
362,000	Texwinca Holdings Ltd. (Textiles & Apparel)	244,463
773,600	The Bank of East Asia Ltd. (Banks)	4,169,362
1,719,000	The Wharf (Holdings) Ltd. (Real Estate)	6,009,747
236,500	Wing Hang Bank Ltd. (Banks)	2,503,317
715,500	Yue Yuen Industrial (Holdings) Ltd. (Specialty Retail)	2,261,223

		86,644,200

Italy — 1.7%
807,211	Banca Monte dei Paschi di Siena S.p.A.(a) (Banks)	5,168,605
174,671	Benetton Group S.p.A. (Textiles & Apparel)	3,195,350
220,707	Eni S.p.A. (Oil & Gas)	7,253,855
411,671	Fiat S.p.A.*(a) (Automobiles)	7,670,914

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
797,025	Finmeccanica S.p.A. (Aerospace & Defense)	$19,800,346
88,369	Italcementi S.p.A.(a) (Construction Materials)	2,402,275

		45,491,345

Japan — 20.5%
41,800	Aderans Co., Ltd. (Personal Products)	999,376
918,000	Alps Electric Co., Ltd. (Electronic Equipment & Instruments)	8,895,849
887,000	AMADA Co., Ltd. (Machinery)	8,952,006
162,300	Aoyama Trading Co., Ltd. (Specialty Retail)	4,551,701
190,500	Asahi Breweries Ltd. (Beverages)	2,744,750
59,400	Autobacs Seven Co., Ltd. (Specialty Retail)	2,148,190
180,000	Canon Marketing Japan, Inc. (Office Electronics)	4,128,728
297,400	Canon, Inc. (Office Electronics)	15,641,876
202,000	Central Glass Co., Ltd. (Building Products)	1,170,272
254	Central Japan Railway Co. (Road & Rail)	2,737,247
836,000	Dai Nippon Printing Co., Ltd. (Commercial Services & Supplies)	12,511,173
2,900,000	Daiwa Securities Group, Inc. (Diversified Financials)	32,984,673
412	East Japan Railway Co. (Road & Rail)	2,881,911
34,900	Electric Power Development Co., Ltd. (Electric Utilities)	1,450,766
214,000	Fuji Electric Holdings Co. Ltd. (Electrical Equipment)	1,166,304
45,800	Fuji Soft, Inc. (Software)	1,102,364
4,400	FUJIFILM Holdings Corp. (Leisure Equipment & Products)	174,852
511,000	Fujikura Ltd. (Electrical Equipment)	4,467,070
1,066,000	Gunze Ltd. (Textiles & Apparel)	5,490,629
1,043,000	Hankyu Department Stores, Inc.(a) (Multiline Retail)	8,853,325
1,311,000	Hitachi Ltd. (Electronic Equipment & Instruments)	7,763,322
155,400	Hokkaido Electric Power Co., Inc. (Electric Utilities)	3,820,485
1,064,300	Honda Motor Co., Ltd. (Automobiles)	37,479,343
224	Japan Prime Realty Investment Corp. (Real Estate)	768,612

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
20	Japan Real Estate Investment Corp. (Real Estate)	$205,631
25	Japan Retail Fund Investment Corp. (Real Estate)	195,160
144,000	Kamigumi Co., Ltd. (Marine)	1,189,782
73,000	Kubota Corp. (Machinery)	637,265
17,000	Kyocera Corp. (Electronic Equipment & Instruments)	1,524,411
17,800	Kyushu Electric Power Co., Inc. (Electric Utilities)	451,562
36,700	Lawson, Inc. (Food & Drug Retailing)	1,281,180
68,000	Leopalace21 Corp. (Real Estate)	2,276,511
608,000	Matsushita Electric Industrial Co., Ltd. (Household Durables)	11,798,145
1,232,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	7,473,044
729,000	Mitsubishi Electric Corp. (Electrical Equipment)	6,602,361
1,257,000	Mitsubishi Heavy Industries Ltd. (Machinery)	5,440,223
149	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,895,512
1,278,000	Mitsui Chemicals, Inc. (Chemicals)	9,464,201
25,400	Namco Bandai Holdings, Inc. (Leisure Equipment & Products)	383,110
1,372,000	NEC Corp. (Computers & Peripherals)	6,520,048
184,000	Nichirei Corp. (Food Products)	1,056,082
86	Nippon Building Fund, Inc. (Real Estate)	1,054,552
379,000	Nippon Express Co., Ltd. (Road & Rail)	2,037,540
2,849,000	Nippon Oil Corp. (Oil & Gas)	20,211,707
390,000	Nippon Sheet Glass Co., Ltd.(a) (Building Products)	1,724,827
9,709,000	Nippon Steel Corp. (Metals & Mining)	43,406,349
6,656	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication
	Services)	33,609,284
335,000	Nippon Yusen Kabushiki Kaisha (Marine)	2,337,665
376,000	Nishi-Nippon City Bank Ltd. (Banks)	1,744,862
304,000	Nisshin Seifun Group, Inc. (Food Products)	2,994,734
20	Nomura Real Estate Office Fund, Inc. (Real Estate)	171,476

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
44,800	Nomura Research Institute Ltd. (IT Consulting & Services)	$6,377,605
370,000	NSK Ltd. (Machinery)	3,265,490
1,029	NTT Data Corp. (IT Consulting & Services)	5,145,653
817,000	Obayashi Corp. (Construction & Engineering)	5,133,001
477,000	Osaka Gas Co., Ltd. (Gas Utilities)	1,715,697
423,000	Pioneer Corp.(a) (Household Durables)	6,113,953
19,200	Q.P. Corp. (Food Products)	171,397
544	Resona Holdings, Inc.(a) (Banks)	1,601,411
718,000	Ricoh Co., Ltd. (Office Electronics)	13,602,000
37,400	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,078,822
50	Sapporo Hokuyo Holdings, Inc. (Banks)	496,353
458,000	Seino Holdings Co., Ltd. (Road & Rail)	4,548,993
157,700	Shimachu Co. Ltd. (Specialty Retail)	4,236,979
59,000	Shionogi & Co., Ltd. (Pharmaceuticals)	1,141,729
2,358,000	Sompo Japan Insurance, Inc. (Insurance)	29,893,833
769,700	Sony Corp. (Household Durables)	30,208,709
190,000	Sumitomo Bakelite Co., Ltd. (Chemicals)	1,335,908
1,002,000	Sumitomo Chemical Co., Ltd. (Chemicals)	6,702,996
19,000	Sumitomo Corp. (Trading Companies & Distributors)	264,999
192,600	Sumitomo Electric Industries Ltd. (Electrical Equipment)	3,047,171
2,515	Sumitomo Mitsui Financial Group, Inc. (Banks)	26,392,575
43,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,362,606
77,000	Suzuken Co., Ltd. (Healthcare Providers & Services)	2,722,610
63,000	Taisho Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,142,164
114,700	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,475,658
354,000	Tanabe Seiyaku Co., Ltd. (Pharmaceuticals)	4,491,748
78,000	The Bank of Fukuoka Ltd. (Banks)	600,223
590,000	The Bank of Yokohama Ltd. (Banks)	4,490,425
245,000	The Chiba Bank Ltd. (Banks)	2,105,785

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
194,000	The Gunma Bank Ltd. (Banks)	$1,248,431
387,000	The Sumitomo Trust & Banking Co., Ltd. (Diversified Financials)	4,125,845
13,000	The Tokyo Electric Power Co., Inc. (Electrical Utilities)	404,379
12,500	TIS, Inc. (IT Consulting & Services)	298,449
62,100	Tokyo Broadcasting System, Inc. (Media)	1,540,267
18,000	Tokyo Style Co. Ltd. (Textiles & Apparel)	195,298
894,000	Toppan Printing Co., Ltd. (Commercial Services & Supplies)	9,584,694
1,453,000	Toshiba Corp. (Computers & Peripherals)	9,255,909
16,600	Uni-Charm Corp. (Household Products)	936,174
81,000	UNY Co. Ltd. (Multiline Retail)	973,908
20,630	USS Co. Ltd. (Specialty Retail)	1,307,996
298	West Japan Railway Co. (Road & Rail)	1,358,610
111,800	Yamaha Corp. (Leisure Equipment & Products)	2,329,453

		550,997,954

Netherlands — 8.6%
2,622,203	Aegon NV (Insurance)	47,651,687
188,078	Akzo Nobel NV (Chemicals)	10,796,410
566,162	ASML Holding NV* (Semiconductor Equipment & Products)	14,082,903
386,713	Heineken NV (Beverages)	18,868,315
3,632,535	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	49,902,548
37,071	Koninklijke (Royal) Philips Electronics NV (Household Durables)	1,382,595
59,064	Koninklijke DSM NV (Chemicals)	2,822,312
117,916	Oce NV(a) (Office Electronics)	1,966,064
65,377	Rodamco Europe NV (Real Estate)	7,908,561
634,118	Royal Dutch Shell PLC Series B(a) (Oil & Gas)	22,453,069
410,332	TNT NV (Air Freight & Couriers)	17,265,945
1,375,908	Unilever NV (Food Products)	36,398,216
66,925	Vedior NV (Commercial Services & Supplies)	1,281,825

		232,780,450

Shares	Description	Value
Common Stocks — (continued)
Norway — 2.4%
1,393,300	Norsk Hydro ASA (Oil & Gas)	$34,646,255
441,720	Orkla ASA (Beverages)	24,832,831
244,700	SeaDrill Ltd.*(a) (Energy Equipment & Services)	4,083,633

		63,562,719

Singapore — 1.6%
447,000	Allgreen Properties Ltd. (Real Estate)	520,306
220,575	Ascendas Real Estate Investment Trust (Real Estate)	342,663
1,051,000	Capitaland Ltd. (Real Estate)	4,270,180
23,000	CapitaMall Trust (Real Estate)	41,284
45,200	Creative Technology Ltd. (Computers & Peripherals)	296,534
221,112	Cycle & Carriage Ltd. (Distributors)	2,025,478
226,000	DBS Group Holdings Ltd. (Banks)	3,079,829
434,500	Fraser and Neave Ltd. (Beverages)	1,214,098
1,000	Haw Par Corp. Ltd. (Industrial Conglomerates)	4,487
287,000	Keppel Corp. Ltd. (Diversified Financials)	3,248,181
51,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	240,184
316,880	SembCorp Industries Ltd. (Construction & Engineering)	761,038
529,000	Singapore Airlines Ltd. (Airlines)	5,391,309
480,000	Singapore Exchange Ltd. (Diversified Financials)	1,666,945
159,000	Singapore Press Holdings Ltd. (Media)	450,594
1,985,780	Singapore Telecommunications Ltd. (Diversified Telecommunication
	Services)	3,716,788
2,896,000	ST Assembly Test Services Ltd.* (Semiconductor Equipment &
	Products)	2,490,349
910,000	Suntec Real Estate Investment Trust (Real Estate)	1,012,601
860,000	United Overseas Bank Ltd. (Banks)	10,383,147
319,000	Want Want Holdings Ltd. (Food Products)	490,703
507,000	Wing Tai Holdings Ltd. (Real Estate)	680,726

		42,327,424

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Spain — 1.5%
820,383	Endesa SA (Electric Utilities)	$38,288,095
47,934	Union Fenosa SA (Electric Utilities)	2,505,663

		40,793,758

Sweden — 3.0%
590,500	Electrolux AB — Series B(a) (Household Durables)	11,118,155
798,000	Nordea Bank AB (Banks)	11,281,257
299,800	Securitas AB Series B (Commercial Services & Supplies)	4,137,271
312,000	Skanska AB Series B (Construction & Engineering)	5,602,771
724,000	Swedish Match AB Co. (Tobacco)	12,835,067
2,884,000	TeliaSonera AB(a) (Diversified Telecommunication Services)	21,876,507
13,100	Volvo AB (Machinery)	877,931
198,100	Volvo AB Series B (Machinery)	12,892,258

		80,621,217

Switzerland — 12.7%
354,465	ABB Ltd. (Electrical Equipment)	5,756,598
216,004	Adecco SA (Commercial Services & Supplies)	14,354,424
174,289	Compagnie Financiere Richemont AG (Specialty Retail)	9,419,243
398,236	Credit Suisse Group (Banks)	26,411,102
6,504	Geberit AG (Building Products)	9,457,052
11,515	Givaudan SA (Chemicals)	10,336,470
1,995	Kuoni Reisen Holding AG* (Hotels, Restaurants & Leisure)	1,035,732
62,230	Nestle SA (Food Products)	22,002,659
2,701	Rieter Holding AG (Machinery)	1,355,290
624,217	Roche Holding AG (Pharmaceuticals)	113,012,415
5,514	Serono SA (Biotechnology)	5,010,105
34,018	Swatch Group AG-Br (Textiles & Apparel)	7,221,376
24,160	Swatch Group AG-Reg (Textiles & Apparel)	1,034,042
45,486	Swisscom AG (Diversified Telecommunication Services)	16,701,619
107,954	UBS AG (Diversified Financials)	6,515,652

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
351,367	Zurich Financial Services AG (Insurance)	$91,566,334

		341,190,113

United Kingdom — 7.9%
421,886	3i Group PLC (Diversified Financials)	8,100,075
233,768	Alliance Boots PLC (Food & Drug Retailing)	3,650,079
219,280	Amvescap PLC (Diversified Financials)	2,379,273
289,952	Anglo American PLC (Metals & Mining)	13,532,966
429,371	AstraZeneca PLC (Pharmaceuticals)	24,906,195
204,110	Barclays PLC (Banks)	2,736,160
30,197	BHP Billiton PLC (Metals & Mining)	574,704
89,616	BP PLC ADR (Oil & Gas)	6,101,057
1,166,968	British Airways PLC* (Airlines)	11,331,313
2,986,971	BT Group PLC (Diversified Telecommunication Services)	16,679,423
429,752	Centrica PLC (Gas Utilities)	2,802,322
109,315	Compass Group PLC (Hotels, Restaurants & Leisure)	617,511
53,004	Corus Group PLC (Metals & Mining)	524,392
65,541	Davis Service Group PLC (Industrial Conglomerates)	657,090
2,402,348	DSG International PLC (Specialty Retail)	9,244,619
73,256	George Wimpey PLC (Household Durables)	798,216
499,928	HBOS PLC (Banks)	10,237,758
191,548	HSBC Holdings PLC (Banks)	3,539,491
26,778	IMI PLC (Machinery)	274,753
31,300	Inchcape PLC (Specialty Retail)	308,959
105,599	International Power PLC (Electric Utilities)	705,997
111,811	Man Group PLC (Diversified Financials)	1,044,072
219,202	Mitchells & Butlers PLC (Hotels, Restaurants & Leisure)	2,892,861
18,550	Novo-Nordisk A/S (Pharmaceuticals)	1,431,930
286,183	Rolls-Royce Group PLC* (Aerospace & Defense)	2,404,746
10,502,916	Rolls-Royce Group PLC Class B (Aerospace & Defense)	20,956
3,811,619	Royal & Sun Alliance Insurance Group PLC (Insurance)	11,029,323
501,753	Royal Bank of Scotland Group PLC (Banks)	18,207,173

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
117,017	Royal Dutch Shell PLC ADR (Oil & Gas)	$8,411,182
298,450	Royal Dutch Shell PLC Series B (Oil & Gas)	10,686,083
299,327	Tate & Lyle PLC (Food Products)	4,694,632
750,078	Tesco PLC (Food & Drug Retailing)	5,777,468
2,009	Travis Perkins PLC (Specialty Retail)	68,706
289,856	Trinity Mirror PLC (Media)	2,911,458
416,872	Unilever PLC (Personal Products)	11,181,190
129,755	United Business Media PLC (Media)	1,789,772
733,401	WPP Group PLC (Commercial Services & Supplies)	9,756,676

		212,010,581

TOTAL COMMON STOCKS		$2,525,802,301

Preferred Stock — 0.0%
Germany — 0.0%
42,995	ProSiebenSat.1 Media AG (Broadcasting & Publishing)	$1,298,890

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.0%
State Street Bank & Trust Euro — Time Deposit
$162,079,000	4.85%	12/01/2006	$162,079,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,689,180,191

Shares	Description	Value
Securities Lending Collateral — 3.6%
97,340,239	Boston Global Investment Trust — Enhanced Portfolio	$97,340,239

TOTAL INVESTMENTS — 103.4%		$2,786,520,430

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(92,524,420)

NET ASSETS — 100.0%		$2,693,996,010

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain (Loss)

FTSE 100 Index	385	December 2006	$45,870,453	$(1,052,878)
SPI 200 Index	110	December 2006	11,856,936	146,837
Hang Seng Index	30	December 2006	3,663,442	(64,085)
40 S&P/MIB Index	19	December 2006	5,077,448	32,367
DAX Index	35	December 2006	7,323,659	(53,222)
Dow Jones Euro Stoxx 50 Index	554	December 2006	29,303,590	(484,452)
CAC 40 — 10 EURO Index	118	December 2006	8,333,278	(254,474)
IBEX 35 Index	21	December 2006	3,853,821	(104,822)
TOPIX Index	274	December 2006	38,038,789	46,002

			$153,321,416	$(1,788,727)

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,372,858,575

Gross unrealized gain	435,343,877
Gross unrealized loss	(21,682,022)

Net unrealized security gain	$413,661,855

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, future contracts and foreign currency exchange rates.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At November 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Structured Large Cap Value	$54,800,000

Structured U.S. Equity	17,500,000

Structured Large Cap Growth	38,500,000

Structured Small Cap Equity	17,400,000

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.31%	12/01/2006	$500,073,750

Banc of America Securities LLC	750,000,000	5.31	12/01/2006	750,110,625

Barclays Capital PLC	900,000,000	5.31	12/01/2006	900,132,750

Barclays Capital PLC	350,000,000	5.32	12/01/2006	350,051,722

Credit Suisse First Bank LLC	750,000,000	5.31	12/01/2006	750,110,625

Deutsche Bank Securities, Inc.	2,900,000,000	5.31	12/01/2006	2,900,427,750

Greenwich Capital Markets	300,000,000	5.31	12/01/2006	300,044,250

Merrill Lynch	500,000,000	5.31	12/01/2006	500,073,750

Morgan Stanley & Co.	650,000,000	5.31	12/01/2006	650,095,875

UBS Securities LLC	888,200,000	5.31	12/01/2006	888,331,009

UBS Securities LLC	125,000,000	5.33	12/01/2006	125,018,507

Wachovia Capital Markets	250,000,000	5.30	12/01/2006	250,036,806

TOTAL	$8,863,200,000			$8,864,507,419

At November 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/01/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 13.30%, due 01/01/2007 to 09/01/2036; Federal National Mortgage Association, 0.00% to 15.00%, due 02/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 11/15/2036. The aggregate market value of the collateral, including accrued interest, was $8,941,477,928.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 29, 2007

* Print the name and title of each signing officer under his or her signature.